Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy:

	September 30, 2019
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$76,549	$—	$—	$76,549
U.S. government treasury securities	Level 1	299,336	242	(16)	299,562
Corporate bonds	Level 2	5,025	—	—	5,025

Total cash equivalents and marketable securities		$380,910	$242	$(16)	$381,136

	December 31, 2018
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$65,222	$—	$—	$65,222
U.S. government treasury securities	Level 1	224,980	3	(45)	224,938

Total cash equivalents and marketable securities		$290,202	$3	$(45)	$290,160

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2018
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$65,222	$—	$—	$65,222
U.S. government treasury securities	Level 1	224,980	3	(45)	224,938

Total cash equivalents and marketable securities		$290,202	$3	$(45)	$290,160

	December 31, 2017
	Fair Value Hierarchy	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Market Value
	(In thousands)
Money market funds	Level 1	$27,201	$—	$—	$27,201

Total cash equivalents and marketable securities		$27,201	$—	$—	$27,201